Commitments and Contingencies - Possible losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commitments and contingencies
Recognized interest expense on account payable to selling shareholders	R$ 568	R$ 87,820
Legal Proceedings, Possible Loss
Commitments and contingencies
Provisions for losses	11,535	9,004
Legal Proceedings, Possible Loss | Civil
Commitments and contingencies
Provisions for losses	8,754	7,032
Legal Proceedings, Possible Loss | Labor
Commitments and contingencies
Provisions for losses	2,781	R$ 1,972
International School
Commitments and contingencies
Recognized interest expense on account payable to selling shareholders	R$ 44,863